Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 115,496	$ 158,459
General and administrative expenses	2,682,433	458,358
Selling expenses	412,056	481,822
Research and development expenses	770,713	618,137
Property, Plant and Equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Cost of sales	35,995	36,135
General and administrative expenses	73,976	119,000
Selling expenses	2,311	1,723
Research and development expenses	$ 3,214	$ 1,601